GENERAL AND ADMINISTRATIVE EXPENSE (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Disclosure Of General And Administrative Expense [Abstract]
Employee compensation and benefits	$ 94	$ 47	$ 182	$ 95
Management fees	34	36	72	74
Transaction costs	20	41	42	78
Other	71	59	146	105
Total general and administrative expense	$ 219	$ 183	$ 442	$ 352